UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited Partners		Redemption-Exchange Units held by Brookfield Asset Management Inc.		Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners		Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.		Ownership change Limited Partners		Ownership change Redemption-Exchange Units held by Brookfield Asset Management Inc.		Accumulated other comprehensive income (loss) Limited Partners		Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc. [1]	Capital	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2018		$ 6,494		$ 1,548		$ 1,400		$ 1,766	$ 1,674	$ (237)		$ (234)		$ 205		$ 195		$ (186)	[1]	$ (235)	$ 15	$ 3,531
Net income (loss)		165		87		82				87		82										(4)
Other comprehensive income (loss)		14		1		1												1	[1]	1		12
Comprehensive income (loss)		179		88		83				87		82						1	[1]	1		8
Contributions		121																				121
Distributions	[2]	(799)		(8)		(8)				(8)		(8)										(783)
Ownership change (3)	[3]	2		(6)		(4)								(6)		(4)						12
Acquisition of interest	[4]	2,515																				2,515
Unit Issuance	[2]	781		531		250		531	250
Unit repurchases	[2]	(3)		(3)						(3)
Ending balance at Jun. 30, 2019		9,290		2,150		1,721		2,294	1,924	(158)		(160)		199		191		(185)	[1]	(234)	15	5,404
Beginning balance at Dec. 31, 2019		11,053		2,116		1,661		2,331	1,924	(217)		(209)		220		210		(218)	[1]	(264)	15	7,261
Net income (loss)		115		(126)		(109)				(126)		(109)										350
Other comprehensive income (loss)		(740)		(99)		(85)												(99)	[1]	(85)		(556)
Comprehensive income (loss)		(625)		(225)		(194)				(126)		(109)						(99)	[1]	(85)		(206)
Contributions		473		0		0		0	0	0		0										473
Distributions	[2]	(757)		(10)		(8)				(10)		(8)										(739)
Ownership change (3)		(374)	[3]	(137)	[3]	(120)	[3]			3	[3]	2	[3]	(141)	[3]	(122)	[3]	1				(117)	[3]
Unit repurchases	[2]	(13)		(13)				(13)
Ending balance at Jun. 30, 2020		$ 9,757		$ 1,731		$ 1,339		$ 2,318	$ 1,924	$ (350)		$ (324)		$ 79		$ 88		$ (316)	[1]	$ (349)	$ 15	$ 6,672

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and for additional information on unit repurchases
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 3 for additional information.